SHARE-BASED PAYMENTS - ESOP Summarized (Details) - Employee Stock Option Plan	12 Months Ended
	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	6,050,854	6,504,125	6,155,525
Weighted average remaining contractual life	4 years 5 months 15 days
Weighted average exercise price	$ 24.25	$ 20.41	$ 17.31
Exercisable (in shares) | shares	2,187,379	2,082,325
Exercisable	$ 19.05	$ 16.36
$11.02 to $15.14
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	570,125
Weighted average remaining contractual life	1 year 8 months 23 days
Weighted average exercise price	$ 14.56
Exercisable (in shares) | shares	570,125
Exercisable	$ 14.56
$15.34 to $22.26
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	2,654,704
Weighted average remaining contractual life	3 years 9 months 7 days
Weighted average exercise price	$ 19.68
Exercisable (in shares) | shares	1,308,279
Exercisable	$ 19.09
$27.14 to $40.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	2,826,025
Weighted average remaining contractual life	5 years 7 months 27 days
Weighted average exercise price	$ 30.51
Exercisable (in shares) | shares	308,975
Exercisable	$ 27.14
Bottom of range | $11.02 to $15.14
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	11.02
Bottom of range | $15.34 to $22.26
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	15.34
Bottom of range | $27.14 to $40.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	27.14
Top of range | $11.02 to $15.14
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	15.14
Top of range | $15.34 to $22.26
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	22.26
Top of range | $27.14 to $40.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 40.53